Equity - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 16, 2021	Sep. 30, 2016	Dec. 31, 2021	Dec. 31, 2020	Sep. 24, 2021
Stockholders Equity Details [Line Items]
Common stock, shares authorized			990,000,000	133,312,415
Common stock, shares issued			137,722,658	104,039,354
Common stock, shares outstanding			137,722,658	104,039,354	21,483,286
Stock-based compensation expense			$ 43,118	$ 2,291
Preferred stock, shares authorized			10,000,000
Preferred stock, shares outstanding			0
Acquired non controlling interest shares purchase price	$ 200
Zepto
Stockholders Equity Details [Line Items]
Ownership percentage				79.00%
Non-controlling interest				21.00%
Founder Shares
Stockholders Equity Details [Line Items]
Shares subject to repurchase			0
Stock Repurchase Expiration Date		Sep. 30, 2020
Stock repurchase lapse period		48 months
Stock-based compensation expense				$ 1,500
Unrecognized stock based compensation			$ 0
Common Class B | Founder Shares
Stockholders Equity Details [Line Items]
Shares subject to repurchase		4,000,000